Trade receivables (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of trade receivables [abstract]
Provisions for trade receivables
(USD millions)	2019	2018

Total gross trade receivables	8 396	8 853

Provisions for doubtful trade receivables	– 95	– 126

Total trade receivables, net	8 301	8 727

Trade receivables provision movements
(USD millions)	2019	2018	2017

January 1	– 126	– 190	– 162

Provisions related to discontinued operations [1]	54

Impact of divestments			12

Impact of business combination		– 1

Provisions for doubtful trade receivables charged to the consolidated income statement [2]	– 89	– 47	– 119

Utilization of provisions for doubtful trade receivables	12	39	12

Reversal of provisions for doubtful trade receivables credited to the consolidated income statement [3]	53	61	76

Currency translation effects	1	12	– 9

December 31	– 95	– 126	– 190

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
[2] Provisions charged to the consolidated income statement from continuing operations were USD 30 million in 2018 and USD 94 million in 2017.
[3] Reversal of provisions credited to the consolidated income statement from continuing operations were USD 44 million in 2018 and USD 60 million in 2017.

Overdue amounts and related provision
(USD millions)	2019	2018

Not overdue	7 763	7 916

Past due for not more than one month	161	296

Past due for more than one month but less than three months	123	194

Past due for more than three months but less than six months	103	136

Past due for more than six months but less than one year	96	98

Past due for more than one year	150	213

Provisions for doubtful trade receivables	– 95	– 126

Total trade receivables, net	8 301	8 727

Gross trade receivable from closely monitored countries
(USD millions)	2019	2018

Total balance of gross trade receivables from closely monitored countries	1 588	1 729

Past due for more than one year	61	97

Provisions	24	44

Trade receivables denominated in other currencies
(USD millions)	2019	2018

US dollar (USD)	3 466	3 510

Euro (EUR)	1 384	1 551

Japanese yen (JPY)	466	658

Russian ruble (RUB)	341	247

Chinese yuan (CNY)	279	282

British pound (GBP)	202	183

Brazilian real (BRL)	165	206

Canadian dollar (CAD)	129	136

Australian dollar (AUD)	125	161

Swiss franc (CHF)	89	100

Other currencies	1 655	1 693

Total trade receivables, net	8 301	8 727